Note 15 - General and Administration Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
General and Administrative Expenses [Text Block]

NOTE 15: GENERAL AND ADMINISTRATION EXPENSES

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salary and employee benefits	$143	$142	$261	$319
Professional fees	417	183	822	246
Rent and maintenance	4	33	6	65
Travel expenses	23	12	31	25
Other	39	29	71	41
Total	$626	$399	$1,191	$696

NOTE 17: GENERAL AND ADMINISTRATION EXPENSES

	December 31
	2023	2022

Salary and employee benefits	$512	$418
Professional fees	1,252	724
Rent and maintenance	91	233
Travel expenses	56	72
Bad debts	1	(2)
Other	284	97
Total	$2,196	$1,542